SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 16:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services, each of which is comprised of two reporting units. The entities included in the Company's IT professional services business segment are Coretech Consulting Group LLC, Fusion Solutions LLC and Xsell Resources Inc which are considered as one reporting unit and Comm-IT Software, Comm-IT Technology Solutions and Comm-IT Embedded, which is a separate reporting unit. The reporting unit of the proprietary and none proprietary software technology segment is comprised of Complete Business Solutions Ltd., Complete Information Technology and all of the Company's other subsidiaries in each of the respective years.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

c.	The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers. The Company has adjusted all prior year comparative amounts to reflect this change in classification to be consistent for all periods presented.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Israel	$4,405	$7,982	$11,561
Europe	21,788	24,351	29,139
United States	48,888	60,727	64,591
Japan	10,806	12,111	12,661
Other	2,691	8,157	8,428

	$88,578	$113,328	$126,380

d.	The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	$39,567	$48,452
Europe	1,836	2,171
United States	16,225	15,459
Japan	6,804	6,164
Other	3,895	3,657

	$68,327	$75,903

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2010, 2011 and 2012, the Company had one customer, included in the IT professional services segment, which accounted for 29%, 25% and 19% of the group revenues, respectively.